Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Related parties
Schedule of compensation to key management personnel

	Year ended December 31,
	2015		2016		2017
	Number of		Number of		Number of
	people	Amount	people	Amount	people	Amount
		(in thousands)		(in thousands)		(in thousands)
Short-term employee benefits	16	2,586	16	2,519	15	3,362
Long-term employee benefits(*)	1	412	—	—	—	—
Post-employment benefits	9	119	8	95	7	109
Share-based payments	16	4,150	16	3,578	14	2,242

Total		7,267		6,192		5,713

(*)The long-term employee benefits include a cash bonus of $1.2 million (of which $0.4 million was recognized in our audited consolidated financial statements for the year ended December 31, 2015 and $0.75 million was recognized in our audited consolidated financial statements for the year ended December 31, 2014) in connection with the long-term incentive plan for the Company’s Chief Executive Officer which was approved by the Company’s shareholders on December 20, 2012 (“the Bonus”). In April 2016, the Company’s Chief Executive Officer notified the Company unilaterally to defer and condition the payment of 50% of the Bonus with the achievement or overachievement of the Company’s operating income target for the year ended December 31, 2016 as per its 2016 budget. The target was achieved and the cash bonus was paid during February 2017.